UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited)	July 31, 2011

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
954,000	Dana Holding Corp.	$15,903,180	*

Household Durables - 6.2%
572,000	Jarden Corp.	17,726,280
273,000	Mohawk Industries Inc.	14,204,190	*
18,000	NVR Inc.	12,241,620	*
567,000	Toll Brothers Inc.	11,317,320	*
219,000	Whirlpool Corp.	15,161,370

	Total Household Durables	70,650,780

Specialty Retail - 5.8%
405,000	Jos. A. Bank Clothiers Inc.	20,780,550	*
293,000	Ross Stores Inc.	22,200,610
251,250	Signet Jewelers Ltd.	10,763,550	*
199,000	Tractor Supply Co.	13,118,080

	Total Specialty Retail	66,862,790

	TOTAL CONSUMER DISCRETIONARY	153,416,750

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 3.1%
437,000	Casey’s General Stores Inc.	19,665,000
466,286	FHC Delaware Inc.	0	*(a)(b)(c)
909,000	Pantry Inc.	16,198,380	*

	Total Food & Staples Retailing	35,863,380

Household Products - 1.6%
225,000	Energizer Holdings Inc.	18,144,000	*

	TOTAL CONSUMER STAPLES	54,007,380

ENERGY - 8.5%
Energy Equipment & Services - 3.7%
305,000	Complete Production Services Inc.	11,858,400	*
272,000	Oceaneering International Inc.	11,750,400
234,000	Oil States International Inc.	18,883,800	*

	Total Energy Equipment & Services	42,492,600

Oil, Gas & Consumable Fuels - 4.8%
263,000	Peabody Energy Corp.	15,114,610
180,000	Pioneer Natural Resources Co.	16,738,200
400,000	Whiting Petroleum Corp.	23,440,000	*

	Total Oil, Gas & Consumable Fuels	55,292,810

	TOTAL ENERGY	97,785,410

FINANCIALS - 16.9%
Capital Markets - 5.8%
795,000	Invesco Ltd.	17,633,100
600,000	Lazard Ltd., Class A	20,160,000
994,000	Och-Ziff Capital Management Group	12,285,840
895,000	TD Ameritrade Holding Corp.	16,432,200

	Total Capital Markets	66,511,140

Commercial Banks - 4.5%
467,000	Comerica Inc.	14,958,010
199,000	M&T Bank Corp.	17,161,760
323,000	Signature Bank	19,108,680	*

	Total Commercial Banks	51,228,450

Insurance - 2.9%
572,000	Arch Capital Group Ltd.	19,333,600	*
219,000	PartnerRe Ltd.	14,633,580

	Total Insurance	33,967,180

Real Estate Investment Trusts (REITs) - 2.3%
229,000	Alexandria Real Estate Equities Inc.	18,778,000
149,000	Health Care REIT Inc.	7,864,220

	Total Real Estate Investment Trusts (REITs)	26,642,220

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 1.4%
1,242,000	People’s United Financial Inc.	$15,748,560

	TOTAL FINANCIALS	194,097,550

HEALTH CARE - 12.5%
Biotechnology - 3.0%
525,000	Human Genome Sciences Inc.	11,030,250	*
500,000	Onyx Pharmaceuticals Inc.	16,490,000	*
844,998	Vanda Pharmaceuticals Inc.	6,067,086	*

	Total Biotechnology	33,587,336

Health Care Providers & Services - 5.2%
475,000	AmerisourceBergen Corp.	18,197,250
368,000	Magellan Health Services Inc.	19,172,800	*
328,000	Mednax Inc.	22,356,480	*

	Total Health Care Providers & Services	59,726,530

Pharmaceuticals - 4.3%
964,000	Elan Corp. PLC, ADR	10,661,840	*
180,000	Shire PLC, ADR	18,720,000
964,000	Warner Chilcott PLC, Class A Shares	20,263,280

	Total Pharmaceuticals	49,645,120

	TOTAL HEALTH CARE	142,958,986

INDUSTRIALS - 14.1%
Air Freight & Logistics - 1.2%
880,000	UTI Worldwide Inc.	14,229,600

Airlines - 1.3%
333,000	Allegiant Travel Co.	14,328,990	*

Commercial Services & Supplies - 1.7%
600,000	Cintas Corp.	19,530,000

Construction & Engineering - 3.4%
740,000	Aecom Technology Corp.	18,307,600	*
964,000	MasTec Inc.	20,128,320	*

	Total Construction & Engineering	38,435,920

Electrical Equipment - 1.6%
586,000	EnerSys	18,740,280	*

Machinery - 3.3%
485,000	CNH Global NV	18,497,900	*
204,000	Joy Global Inc.	19,159,680

	Total Machinery	37,657,580

Trading Companies & Distributors - 1.6%
795,000	United Rentals Inc.	18,292,950	*

	TOTAL INDUSTRIALS	161,215,320

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
125,000	F5 Networks Inc.	11,685,000	*

Computers & Peripherals - 1.6%
1,342,000	Seagate Technology PLC	18,640,380

Electronic Equipment, Instruments & Components - 1.2%
839,000	Elster Group SE, ADR	14,246,220	*

Internet Software & Services - 1.2%
1,128,000	Monster Worldwide Inc.	13,242,720	*

IT Services - 1.6%
470,000	VeriFone Holdings Inc.	18,503,900	*

Semiconductors & Semiconductor Equipment - 1.9%
222,990	Cymer Inc.	9,818,250	*
378,000	Xilinx Inc.	12,133,800

	Total Semiconductors & Semiconductor Equipment	21,952,050

Software - 7.4%
606,000	Amdocs Ltd.	19,107,180	*
348,000	Autodesk Inc.	11,971,200	*
338,000	Check Point Software Technologies Ltd.	19,485,700	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SHARES	SECURITY			VALUE
Software - 7.4% (continued)
900,000	Nuance Communications Inc.			$18,009,000	*
830,000	Quest Software Inc.			15,753,400	*

	Total Software			84,326,480

	TOTAL INFORMATION TECHNOLOGY			182,596,750

MATERIALS - 7.7%
Chemicals - 4.7%
325,000	Celanese Corp., Series A Shares			17,917,250
288,000	Rockwood Holdings Inc.			17,415,360	*
895,000	Solutia Inc.			19,188,800	*

	Total Chemicals			54,521,410

Containers & Packaging - 1.7%
497,000	Crown Holdings Inc.			19,089,770	*

Metals & Mining - 1.3%
263,000	Agnico-Eagle Mines Ltd.			14,662,250

	TOTAL MATERIALS			88,273,430

UTILITIES - 2.0%
Multi-Utilities - 2.0%
214,000	Sempra Energy			10,847,660
408,000	Wisconsin Energy Corp.			12,505,200

	TOTAL UTILITIES			23,352,860

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,025,222,995)			1,097,704,436

FACE AMOUNT		RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.2%
Repurchase Agreements - 5.2%
29,792,000	Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $29,792,323; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $30,387,848)	0.130%	8/1/11	29,792,000
29,791,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 7/29/11 with RBS Securities Inc.; Proceeds at maturity - $29,791,447; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26 ; Market value - $30,386,820)	0.180%	8/1/11	29,791,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $59,583,000)			59,583,000

	TOTAL INVESTMENTS - 100.9% (Cost - $1,084,805,995#)			1,157,287,436
	Liabilities in Excess of Other Assets - (0.9)%			(9,914,316)

	TOTAL NET ASSETS - 100.0%			$1,147,373,120

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Common stocks†	$1,097,704,436	—	$0	*	$1,097,704,436

Short-term investments†	—	$59,583,000	—		59,583,000

Total investments	$1,097,704,436	$59,583,000	$0	*	$1,157,287,436

*	Value is less than $1.

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS
Balance as of October 31, 2010	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	$(873,080)
Net purchases (sales)	—
Acquired in connection with merger	873,080
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of July 31, 2011	$0 *

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2011	$(873,080)

*	Value is less than $1.
(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$134,194,865
Gross unrealized depreciation	(61,713,424)

Net unrealized appreciation	$72,481,441

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011